Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (USD $)
In Millions, unless otherwise specified
	11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	$ (14.8)	$ (0.8)
Real Estate Properties [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	474.6	864.2
Real Estate Joint Ventures [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	444.1	360.5
Limited Partnership [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	63.5	41.5
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ 982.2	$ 1,266.2